1. Nature of Operations and Continuance of Business	12 Months Ended
Dec. 31, 2020
Notes
1. Nature of Operations and Continuance of Business

1. Nature of Operations and Continuance of Business

Tombstone Exploration Corporation (the “Company”) was incorporated under the Canada Business Corporations Act on October 30, 1997 as 3430502 Canada Ltd. On December 4, 1997, the Company changed its name to Four Crown Foods Inc. On June 5, 2000, the Company changed its name to Universal Domains Incorporated. In 2001, the Company withdrew from the domain registration business and acquired 100% of the issued and outstanding common shares of VCL Communications Corp. (“VCL”), a teleconferencing services company that targeted clients throughout North America. In November 2003, given the Company’s liabilities and the lack of profitability, the Company ceased all operations. On September 20, 2004, the Company changed its name to Pure Capital Inc., and focused its operations on the exploration and production of crude oil and natural gas properties. On November 1, 2006, the Company acquired 100% of the mineral claims located in Tombstone, Arizona in exchange for $100,000 and the issuance of 8,000,000 common shares of the Company. Effectively, on February 6, 2007, the Company changed its name to Tombstone Exploration Corporation.

These consolidated financial statements have been prepared on a going concern basis, which implies that the Company will continue to realize its assets and discharge its liabilities in the normal course of business. The Company has generated no revenues to date and has never paid any dividends and is unlikely to pay dividends or generate significant earnings in the immediate or foreseeable future. As at December 31, 2020, the Company did not record any revenues, and had an accumulated deficit of $30,631,221. During the year ended December 31, 2020, the Company incurred a net loss of $1,369,470. The continuation of the Company as a going concern is dependent upon the continued financial support from its shareholders, the ability to raise equity or debt financing, and the attainment of profitable operations from the Company's future business. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern. These consolidated financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

The Company applies judgment in the application of the going concern assumption which requires management to take into account all available information about the future, which is at least, but not limited to, 12 months from the end of the reporting period. The Company’s plan of action over the next twelve months is to raise capital financing to conduct exploration and drilling on its mineral property claims held in Tombstone, Arizona as well as exploring for new mineral property claims in the United States.

On March 11, 2020, the World Health Organization declared COVID-19 a global pandemic. This contagious disease outbreak and any related adverse public health developments, has adversely affected workforces, economies, and financial markets globally, leading to an economic downturn. Although the impact of COVID-19 on the Company’s operations was not material, the Company continues to monitor the potential impacts of the pandemic on future operations and business opportunities.